Equity instruments measured at fair value (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of equity instruments measured at fair value [Abstract]
Disclosure of detailed information about equity instruments measured at fair value [text block]
The movement of equity instruments measured at fair value as of December 31, 2017 and 2016 is as follows:

	2017	2016
Opening balance	51,610	913,488
Fair value adjustments	(7,828)	126,205
Proceeds from sale of shares	(56,930)	(966,715)
Profit (loss) on sale of shares	13,236	(21,368)
Transfers	(88)	-
Closing balance	-	51,610